Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Period-end NTD: US$1 exchange rate [Member]
Schedule of Exchange Rates [Line Items]
Exchange rate	0.3185	0.3134
Period average NTD: US$1 exchange rate [Member]
Schedule of Exchange Rates [Line Items]
Exchange rate	0.316		0.3189